Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017 USD ($) term_loan credit_facility	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) term_loan credit_facility	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	3.15%		3.15%		3.03%
Foreign exchange gains (losses)	$ (5,104)	$ 504	$ (24,497)	$ (10,139)
Aggregate annual long-term debt principal repayments, remainder of 2017	46,100		46,100
Aggregate annual long-term debt principal repayments, 2018	717,100		717,100
Aggregate annual long-term debt principal repayments, 2019	88,900		88,900
Aggregate annual long-term debt principal repayments, 2020	346,400		346,400
Aggregate annual long-term debt principal repayments, 2021	345,600		345,600
Aggregate annual long-term debt principal repayments, thereafter	$ 362,000		$ 362,000
Number of loan facilities | term_loan	6		6
Long-term debt	$ 1,896,407		$ 1,896,407		$ 1,791,226
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, leasing arrangements, dry-docking expenditures and emergency repairs	$ 93,000		$ 93,000		$ 117,000
Minimum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	121.00%		121.00%
Maximum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	232.00%		232.00%
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			2.80%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	2		2
Long-term debt	$ 95,100		$ 95,100
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Minimum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	110.00%		110.00%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Maximum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	135.00%		135.00%